Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Landsea Homes Corporation
Entity Central Index Key	0001721386
Entity Tax Identification Number	82-2196021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 Newport Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	345-8080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Mar. 12, 2021